Warrants (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Weighted Average Exercise Price
Weighted Average Exercise Price, Expirations		$ 0.68	$ 0.27
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning balance	$ 3,588,631	$ 927
Warrants [Member]
Number of Shares
Number of warrants, Beginning balance	5,595,378	5,690,378	4,105,398
Number of warrants, grants	0	0	3,600,000
Number of warrants, Exercises	(1,030,166)
Number of warrants, Expiration	(280,212)	(95,000)	(2,015,020)
Number of warrants, Ending balance	4,285,000	5,595,378	5,690,378
Warrants Exercisable, Ending balance	4,285,000	5,595,378	5,690,378
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 0.63	$ 0.63	$ 0.59
Weighted Average Exercise Price, Grants		0.00	0.70
Weighted Average Exercise Price, Exercises	0.42
Weighted Average Exercise Price, Expirations	0.35	0.35	0.69
Weighted Average Exercise Price, Ending balance	0.70	0.63	0.63
Weighted Average Exercise Price, Exercisable	$ 0.70	$ 0.63	$ 0.63
Weighted Average Remaining Contractual Life (years)
Beginning Balance	2 years 10 months 6 days	3 years 8 months 19 days	1 year 9 months 14 days
Weighted Average Remaining Contractual Life years, granted			5 years
Weighted Average Remaining Contractual Life years, exercisable	2 years 11 months 23 days	2 years 10 months 6 days	3 years 8 months 19 days
Ending Balance	2 years 11 months 23 days	2 years 10 months 6 days	3 years 8 months 19 days
Aggregate Intrinsic Value
Warrants exercisable	$ 1,371,200	$ 314,260	$ 0
Aggregate Intrinsic Value, Beginning balance	314,260	0	0
Aggregate Intrinsic Value, Ending balance	$ 1,371,200	$ 314,260	$ 0